UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

Repurchase Agreements 100.0%
Banc of America Securities LLC, 4.1%, dated 6/29/2007, to be repurchased at $97,142,036 on 7/2/2007 (a)	97,108,857	97,108,857
BNP Paribas, 4.4%, dated 6/29/2007, to be repurchased at $75,027,500 on 7/2/2007 (b)	75,000,000	75,000,000
BNP Paribas, 5.13%, dated 6/26/2007, to be repurchased at $100,883,500 on 8/27/2007 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 4.0%, dated 6/29/2007, to be repurchased at $80,026,667 on 7/2/2007 (d)	80,000,000	80,000,000
Credit Suisse First Boston LLC, 4.5%, dated 6/29/2007, to be repurchased at $50,018,750 on 7/2/2007 (e)	50,000,000	50,000,000
JPMorgan Securities, Inc., 4.35%, dated 6/29/2007, to be repurchased at $100,036,250 on 7/2/2007 (f)	100,000,000	100,000,000
JPMorgan Securities, Inc., 5.0%, dated 6/20/2007, to be repurchased at $50,208,333 on 7/20/2007 (g)	50,000,000	50,000,000

Merrill Lynch Government Securities, Inc., 3.25%, dated 6/29/2007, to be repurchased at $100,027,083 on 7/2/2007 (h)	100,000,000	100,000,000

Total Repurchase Agreements (Cost $652,108,857)		652,108,857
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $652,108,857)	100.0	652,108,857
Other Assets and Liabilities, Net	0.0	274,826

Net Assets	100.0	652,383,683

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
17,570,000	US Treasury Bonds	6.125-8.75	8/15/2020-11/15/2027	22,704,373
77,689,000	US Treasury Notes	3.125-4.0	10/15/2008-4/15/2010	76,347,400
Total Collateral Value				99,051,773

(b)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	38,395,000	US Treasury Bond	7.5	11/15/2016	45,373,337
	31,364,000	US Treasury Inflation Index Note	2.0	1/15/2016	31,127,198
	Total Collateral Value				76,500,535
(c)	Collateralized by $67,477,000 US Treasury Inflation Index Bond, 3.875%, maturing on 4/15/2029 with a value of $102,000,643.
(d)	Collateralized by $67,187,000 US Treasury Inflation Index Note, 3.5%, maturing on 1/15/2011 with a value of $83,200,968.
(e)	Collateralized by $65,306,000 US Treasury STRIPS, with various maturities of 5/15/2010-11/15/2012 with a value of $51,002,880.
(f)	Collateralized by $294,822,000 US Treasury STRIPS, with various maturities of 11/15/2026-8/15/2028 with a value of $102,000,218.
(g)	Collateralized by $51,540,000 US Treasury Inflation Index Note, 2.0%, maturing on 4/15/2012 with a value of $51,003,477.
(h)	Collateralized by $221,302,500 US Treasury STRIPS with various maturities of 8/15/2007-8/15/2030 with a value of $102,001,378.

STRIPS: Separate Trading of Registered Interest & Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007